Fees Summary	Jul. 10, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 948,750,000.00
Previously Paid Amount	0.00
Total Fee Amount	145,253.63
Total Offset Amount	0.00
Net Fee	145,253.63
Narrative - Max Aggregate Offering Price	$ 948,750,000.00
Final Prospectus	true